Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
April 30, 2022
T07-NPRT3-0622
1.9584814.108

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
COMMUNICATIONS EQUIPMENT – 3.0%
Communications Equipment – 3.0%
ADTRAN, Inc.		33,225	$ 577,783
Arista Networks, Inc. (a)		123,397	14,260,991
Calix, Inc. (a)		33,785	1,348,359
Cambium Networks Corp. (a)		12,814	195,670
Casa Systems, Inc. (a)		37,233	182,442
Ciena Corp. (a)		84,548	4,664,513
Cisco Systems, Inc.		2,246,523	110,034,696
Clearfield, Inc. (a)		8,557	498,274
CommScope Holding Co., Inc. (a)		128,745	776,332
Comtech Telecommunications Corp.		22,960	312,256
Digi International, Inc. (a)		25,430	481,136
Extreme Networks, Inc. (a)		75,526	725,050
F5 Networks, Inc. (a)		32,928	5,512,476
Harmonic, Inc. (a)		70,373	584,096
Infinera Corp. (a)		112,426	864,556
Inseego Corp. (a)		82,376	234,772
Juniper Networks, Inc.		175,107	5,519,373
Lumentum Holdings, Inc. (a)		39,397	3,199,430
Motorola Solutions, Inc.		90,368	19,310,738
NETGEAR, Inc. (a)		21,511	466,789
Netscout Systems, Inc. (a)		43,673	1,345,128
Plantronics, Inc. (a)		24,330	969,794
Ribbon Communications, Inc. (a)		92,922	320,581
ViaSat, Inc. (a)		31,108	1,145,085
Viavi Solutions, Inc. (a)		135,170	1,938,338
TOTAL COMMUNICATIONS EQUIPMENT	175,468,658
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.3%
Electronic Components – 0.9%
Amphenol Corp. Class A		319,556	22,848,254
Belden, Inc.		26,430	1,364,581
Corning, Inc.		434,196	15,279,357
II-VI, Inc. (a)		58,460	3,578,337
Knowles Corp. (a)		55,976	1,036,675
Littelfuse, Inc.		13,652	3,129,721
Rogers Corp. (a)		10,462	2,832,273
Vishay Intertechnology, Inc.		77,711	1,447,756
			51,516,954
Electronic Equipment & Instruments – 1.2%
908 Devices, Inc. (a)		13,661	242,483
Advanced Energy Industries, Inc.		21,124	1,616,409
Aeva Technologies, Inc. (a)		86,298	283,057
AEye, Inc. (a)		77,705	397,073
Badger Meter, Inc.		17,107	1,380,364
Cognex Corp.		95,201	6,438,444
Coherent, Inc. (a)		13,346	3,575,393
Evolv Technologies Holdings, Inc. (a)		81,623	178,754
FARO Technologies, Inc. (a)		12,587	431,608
Itron, Inc. (a)		26,720	1,276,682

		Shares	Value

Keysight Technologies, Inc. (a)		98,731	$ 13,848,997
MicroVision, Inc. (a)		127,058	410,397
Napco Security Technologies, Inc. (a)		23,047	403,323
National Instruments Corp.		73,572	2,658,892
nLight, Inc. (a)		29,882	392,948
Novanta, Inc. (a)		19,964	2,569,367
OSI Systems, Inc. (a)		10,136	801,758
PAR Technology Corp. (a)		17,161	566,999
Teledyne Technologies, Inc. (a)		24,978	10,779,256
Trimble, Inc. (a)		135,516	9,038,917
Velodyne Lidar, Inc. (a)		115,130	216,444
Vishay Precision Group, Inc. (a)		11,267	351,643
Vontier Corp.		93,060	2,384,197
Zebra Technologies Corp. Class A (a)		28,578	10,564,144
			70,807,549
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.		24,476	581,550
CTS Corp.		18,146	641,824
Fabrinet (a)		21,055	2,067,390
Flex Ltd. (a)		259,949	4,286,559
IPG Photonics Corp. (a)		21,106	1,994,095
Jabil, Inc.		74,704	4,312,662
Kimball Electronics, Inc. (a)		21,242	378,957
Methode Electronics, Inc.		23,366	1,042,357
Plexus Corp. (a)		16,618	1,348,385
Sanmina Corp. (a)		36,472	1,491,340
TE Connectivity Ltd.		174,182	21,734,430
TTM Technologies, Inc. (a)		61,233	854,200
			40,733,749
Technology Distributors – 0.5%
Arrow Electronics, Inc. (a)		38,147	4,496,005
Avnet, Inc.		56,340	2,459,804
CDW Corp.		73,014	11,914,425
ePlus, Inc. (a)		16,120	910,458
Insight Enterprises, Inc. (a)		19,385	1,926,288
PC Connection, Inc.		9,105	450,606
ScanSource, Inc. (a)		16,301	558,146
SYNNEX Corp.		24,240	2,426,182
			25,141,914
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS	188,200,166
INDUSTRIAL CONGLOMERATES – 0.5%
Industrial Conglomerates – 0.5%
Roper Technologies, Inc.		56,160	26,390,707
IT SERVICES – 16.8%
Data Processing & Outsourced Services – 11.4%
Affirm Holdings, Inc. (a)		90,396	2,594,365
Alliance Data Systems Corp.		26,223	1,437,020

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Automatic Data Processing, Inc.	224,900	$ 49,068,682
Broadridge Financial Solutions, Inc.	62,890	9,064,336
Cantaloupe, Inc. (a)	52,905	289,390
Cass Information Systems, Inc.	10,514	406,997
Concentrix Corp.	24,415	3,844,874
Conduent, Inc. (a)	107,866	607,286
CSG Systems International, Inc.	18,705	1,149,796
Euronet Worldwide, Inc. (a)	28,661	3,486,611
EVERTEC, Inc.	35,906	1,414,696
Evo Payments, Inc. Class A (a)	31,160	702,035
ExlService Holdings, Inc. (a)	18,422	2,508,155
Fidelity National Information Services, Inc.	328,344	32,555,308
Fiserv, Inc. (a)	317,148	31,055,132
FleetCor Technologies, Inc. (a)	41,870	10,447,403
Global Payments, Inc.	155,995	21,368,195
I3 Verticals, Inc. Class A (a)	17,064	468,407
International Money Express, Inc. (a)	20,498	407,295
Jack Henry & Associates, Inc.	40,144	7,610,500
Mastercard, Inc. Class A	468,282	170,164,313
Maximus, Inc.	34,756	2,533,017
MoneyGram International, Inc. (a)	54,704	554,152
Paya Holdings, Inc. (a)	63,313	322,263
Paychex, Inc.	173,563	21,995,639
Paymentus Holdings, Inc. Class A (a)	13,133	217,483
Payoneer Global, Inc. (a)	147,870	618,097
PayPal Holdings, Inc. (a)	594,883	52,308,062
Repay Holding Corp. (a)	54,680	731,618
Sabre Corp. (a)	175,455	1,837,014
Shift4 Payments, Inc. (a)	26,094	1,368,891
Square, Inc. Class A (a)	271,191	26,994,352
TaskUS, Inc. Class A (a)	17,052	492,632
The Western Union Co.	220,160	3,689,882
TTEC Holdings, Inc.	11,773	868,965
Verra Mobility Corp. (a)	77,176	1,082,779
Visa, Inc. Class A	897,103	191,199,562
WEX, Inc. (a)	24,282	4,036,640
		661,501,844
Internet Services & Infrastructure – 1.6%
Akamai Technologies, Inc. (a)	87,092	9,778,690
BigCommerce Holdings, Inc. (a)	27,529	491,943
Brightcove, Inc. (a)	35,702	251,699
Cloudflare, Inc. Class A (a)	139,593	12,024,541
DigitalOcean Holdings, Inc. (a)	17,232	679,458
Fastly, Inc. Class A (a)	65,950	1,048,605
GoDaddy, Inc. Class A (a)	89,908	7,265,466
Limelight Networks, Inc. (a)	89,958	321,150
MongoDB, Inc. (a)	32,038	11,371,247

		Shares	Value

Okta, Inc. (a)		78,849	$ 9,407,474
Rackspace Technology, Inc. (a)		35,141	347,545
Snowflake, Inc. Class A (a)		112,462	19,280,485
SolarWinds Corp.		32,129	397,436
Switch, Inc. Class A		60,456	1,805,216
Tucows, Inc. Class A (a)		6,970	401,611
Twilio, Inc. Class A (a)		89,921	10,054,966
VeriSign, Inc. (a)		53,650	9,586,719
			94,514,251
IT Consulting & Other Services – 3.8%
Accenture PLC Class A		337,090	101,248,352
Cognizant Technology Solutions Corp. Class A		280,618	22,701,996
DXC Technology Co. (a)		138,204	3,966,455
EPAM Systems, Inc. (a)		30,532	8,090,675
Gartner, Inc. (a)		44,431	12,909,427
Grid Dynamics Holdings, Inc. (a)		31,155	433,678
International Business Machines Corp.		478,000	63,196,380
Kyndryl Holdings, Inc. (a)		105,710	1,256,892
LiveRamp Holdings, Inc. (a)		39,947	1,251,140
Perficient, Inc. (a)		18,276	1,816,817
The Hackett Group, Inc.		17,739	416,689
Unisys Corp. (a)		43,258	614,696
			217,903,197
TOTAL IT SERVICES	973,919,292
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 19.1%
Semiconductor Equipment – 2.9%
ACM Research, Inc. Class A (a)		29,116	439,943
Amkor Technology, Inc.		65,089	1,224,324
Applied Materials, Inc.		481,208	53,101,303
Axcelis Technologies, Inc. (a)		19,955	1,086,550
CMC Materials, Inc.		15,878	2,840,733
Cohu, Inc. (a)		30,826	818,739
Enphase Energy, Inc. (a)		68,618	11,074,945
Entegris, Inc.		73,108	8,143,500
FormFactor, Inc. (a)		45,064	1,717,389
Ichor Holdings Ltd. (a)		19,512	567,994
KLA Corp.		81,190	25,920,719
Kulicke & Soffa Industries, Inc.		34,678	1,609,406
Lam Research Corp.		75,462	35,147,181
MKS Instruments, Inc.		30,511	3,477,644
Onto Innovation, Inc. (a)		27,969	1,989,715
PDF Solutions, Inc. (a)		21,459	498,922
Photronics, Inc. (a)		40,846	612,281
SolarEdge Technologies, Inc. (a)		28,411	7,114,398
Teradyne, Inc.		88,009	9,281,429
Ultra Clean Holdings, Inc. (a)		27,583	859,762
Veeco Instruments, Inc. (a)		32,317	740,706
			168,267,583

Quarterly Report	3

Common Stocks – continued
		Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – 16.2%
Advanced Micro Devices, Inc. (a)		870,896	$ 74,479,026
Allegro MicroSystems, Inc. (a)		35,528	863,686
Alpha & Omega Semiconductor Ltd. (a)		14,040	602,316
Ambarella, Inc. (a)		20,877	1,713,584
Analog Devices, Inc.		286,019	44,155,613
Broadcom, Inc.		219,237	121,542,800
CEVA, Inc. (a)		15,903	577,915
Cirrus Logic, Inc. (a)		32,096	2,432,877
Diodes, Inc. (a)		25,630	1,871,759
First Solar, Inc. (a)		51,981	3,796,172
Impinj, Inc. (a)		12,333	607,524
indie Semiconductor, Inc. (a)		39,626	273,419
Intel Corp.		2,166,550	94,439,915
Lattice Semiconductor Corp. (a)		75,248	3,614,914
MACOM Technology Solutions Holdings, Inc. (a)		28,353	1,444,585
MagnaChip Semiconductor Corp. (a)		30,938	565,856
Marvell Technology, Inc.		439,618	25,533,014
MaxLinear, Inc. Class A (a)		41,488	1,986,031
Meta Materials, Inc. (a)		198,960	238,752
Microchip Technology, Inc.		296,747	19,347,904
Micron Technology, Inc.		598,418	40,806,123
Monolithic Power Systems, Inc.		23,585	9,250,980
NeoPhotonics Corp. (a)		37,337	565,282
NVIDIA Corp.		1,324,723	245,696,375
NXP Semiconductors N.V.		142,022	24,271,560
ON Semiconductor Corp. (a)		230,159	11,993,586
Power Integrations, Inc.		33,665	2,693,200
Qorvo, Inc. (a)		59,474	6,766,952
QUALCOMM, Inc.		599,612	83,759,800
Rambus, Inc. (a)		63,397	1,579,219
Rockley Photonics Holdings Ltd. (a)		80,896	235,407
Semtech Corp. (a)		36,324	2,164,910
Silicon Laboratories, Inc. (a)		23,711	3,198,851
SiTime Corp. (a)		7,726	1,302,372
SkyWater Technology, Inc. (a)		22,505	137,731
Skyworks Solutions, Inc.		88,440	10,020,252
SMART Global Holdings, Inc. (a)		28,758	651,656
SunPower Corp. (a)		50,844	839,435
Synaptics, Inc. (a)		21,624	3,209,867
Texas Instruments, Inc.		492,077	83,776,109
Universal Display Corp.		24,336	3,108,437
Wolfspeed, Inc. (a)		62,514	5,733,159
			941,848,925
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,110,116,508

	Shares	Value
SOFTWARE – 33.2%
Application Software – 10.9%
8x8, Inc. (a)	69,460	$ 636,948
ACI Worldwide, Inc. (a)	60,750	1,677,915
Adobe, Inc. (a)	253,436	100,347,984
Agilysys, Inc. (a)	16,042	590,506
Alarm.com Holdings, Inc. (a)	27,424	1,675,058
Alkami Technology, Inc. (a)	19,825	259,707
Altair Engineering, Inc. Class A (a)	29,380	1,595,922
Alteryx, Inc. Class A (a)	33,121	2,126,368
American Software, Inc. Class A	23,898	408,656
Anaplan, Inc. (a)	71,592	4,652,764
ANSYS, Inc. (a)	46,795	12,900,914
Appfolio, Inc. Class A (a)	10,443	1,084,610
Asana, Inc. (a)	39,363	1,054,928
Aspen Technology, Inc. (a)	36,132	5,728,367
Autodesk, Inc. (a)	117,432	22,227,529
Avalara, Inc. (a)	46,980	3,573,769
Avaya Holdings Corp. (a)	56,113	519,045
AvePoint, Inc. (a)	70,350	344,715
Benefitfocus, Inc. (a)	22,000	234,300
Bentley Systems, Inc.	95,539	4,049,898
Bill.com Holdings, Inc. (a)	41,495	7,083,611
Black Knight, Inc. (a)	84,109	5,533,531
Blackbaud, Inc. (a)	25,370	1,471,714
Blackline, Inc. (a)	29,978	2,010,025
Bottomline Technologies DE, Inc. (a)	26,474	1,498,958
Box, Inc. Class A (a)	83,567	2,558,822
BTRS Holdings, Inc. (a)	49,949	335,657
C3.ai, Inc. (a)	28,120	477,759
Cadence Design Systems, Inc. (a)	148,179	22,352,802
CDK Global, Inc.	65,329	3,554,551
Cerence, Inc. (a)	24,490	722,455
Ceridian HCM Holding, Inc. (a)	74,544	4,184,155
ChannelAdvisor Corp. (a)	24,734	358,890
Cipher Mining, Inc. (a)	52,027	157,642
Citrix Systems, Inc.	67,060	6,712,706
Clear Secure, Inc. (a)	20,404	620,690
Consensus Cloud Solutions, Inc. (a)	10,411	548,868
Couchbase, Inc. (a)	13,155	223,635
Coupa Software, Inc. (a)	40,655	3,508,526
Datadog, Inc. Class A (a)	117,061	14,138,628
Digital Turbine, Inc. (a)	52,263	1,654,124
DocuSign, Inc. (a)	105,184	8,519,904
Domo, Inc. Class B (a)	18,429	763,329
Dropbox, Inc. Class A (a)	169,870	3,694,672
Duck Creek Technologies, Inc. (a)	28,489	453,830
Dynatrace, Inc. (a)	100,314	3,848,045
E2open Parent Holdings, Inc. (a)	96,468	746,662
Ebix, Inc.	18,410	548,618
Elastic N.V. (a)	35,128	2,674,646
Envestnet, Inc. (a)	26,978	2,148,528
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Everbridge, Inc. (a)	23,438	$ 1,010,178
Fair Isaac Corp. (a)	15,174	5,667,641
Five9, Inc. (a)	37,358	4,113,116
Guidewire Software, Inc. (a)	42,903	3,729,987
HubSpot, Inc. (a)	23,998	9,105,561
Intapp, Inc. (a)	10,117	252,318
InterDigital, Inc.	18,525	1,053,146
Intuit, Inc.	145,256	60,825,950
Jamf Holding Corp. (a)	23,191	714,283
Latch, Inc. (a)	55,248	181,766
LivePerson, Inc. (a)	41,338	935,066
Manhattan Associates, Inc. (a)	34,242	4,470,293
Marathon Digital Holdings, Inc. (a)	57,421	895,768
MeridianLink, Inc. (a)	18,383	296,885
MicroStrategy, Inc. Class A (a)	4,650	1,646,890
Mimecast Ltd. (a)	35,269	2,810,234
Mitek Systems, Inc. (a)	33,337	372,374
Model N, Inc. (a)	22,708	586,775
Momentive Global, Inc. (a)	72,339	1,144,403
nCino, Inc. (a)	18,668	699,863
NCR Corp. (a)	71,982	2,521,529
New Relic, Inc. (a)	32,455	2,053,428
Nutanix, Inc. Class A (a)	115,303	2,886,034
Olo, Inc. (a)	38,554	412,142
ON24, Inc. (a)	18,661	236,435
PagerDuty, Inc. (a)	40,452	1,155,714
Palantir Technologies, Inc. (a)	866,755	9,014,252
Paycom Software, Inc. (a)	27,537	7,750,839
Paylocity Holding Corp. (a)	20,855	3,954,734
Pegasystems, Inc.	23,405	1,792,589
PROS Holdings, Inc. (a)	27,033	755,032
PTC, Inc. (a)	60,798	6,943,740
Q2 Holdings, Inc. (a)	31,039	1,605,647
Rekor Systems, Inc. (a)	54,493	161,844
Rimini Street, Inc. (a)	34,901	201,030
RingCentral, Inc. Class A (a)	42,632	3,617,325
Riot Blockchain, Inc. (a)	65,797	667,182
Salesforce.com, Inc. (a)	521,505	91,753,590
ShotSpotter, Inc. (a)	7,703	211,447
Smartsheet, Inc. Class A (a)	66,088	3,194,033
Splunk, Inc. (a)	87,277	10,649,540
Sprinklr, Inc. (a)	58,809	802,743
Sprout Social, Inc. Class A (a)	21,792	1,335,414
SPS Commerce, Inc. (a)	20,232	2,420,354
SS&C Technologies Holdings, Inc.	122,779	7,938,890
Synopsys, Inc. (a)	81,478	23,367,076
The Trade Desk, Inc. Class A (a)	233,558	13,761,237
Tyler Technologies, Inc. (a)	22,085	8,717,170
Unity Software, Inc. (a)	31,980	2,123,792
Upland Software, Inc. (a)	22,213	331,418

		Shares	Value

Verint Systems, Inc. (a)		36,289	$ 1,979,928
Veritone, Inc. (a)		24,652	266,981
Vertex, Inc. (a)		21,072	299,855
Vonage Holdings Corp. (a)		134,497	2,684,560
Workday, Inc. Class A (a)		103,150	21,321,105
Workiva, Inc. (a)		22,869	2,207,087
Yext, Inc. (a)		75,379	436,444
Zendesk, Inc. (a)		65,436	7,985,809
Zoom Video Communications, Inc. Class A (a)		116,956	11,645,309
			630,471,661
Systems Software – 22.3%
A10 Networks, Inc.		41,109	587,037
Appian Corp. (a)		19,817	947,253
CommVault Systems, Inc. (a)		23,951	1,461,011
Crowdstrike Holdings, Inc. Class A (a)		104,673	20,804,805
Dolby Laboratories, Inc. Class A		35,654	2,762,115
Fortinet, Inc. (a)		74,288	21,469,975
JFrog Ltd. (a)		23,664	493,868
KnowBe4, Inc. (a)		20,779	494,540
Mandiant, Inc. (a)		131,970	2,900,701
Microsoft Corp.		3,778,869	1,048,711,725
N-Able, Inc. (a)		36,869	368,690
NortonLifelock, Inc.		313,987	7,862,234
OneSpan, Inc. (a)		26,117	369,033
Oracle Corp.		890,488	65,361,819
Palo Alto Networks, Inc. (a)		52,679	29,567,669
Ping Identity Holding Corp. (a)		41,682	1,089,151
Progress Software Corp.		25,430	1,220,131
Qualys, Inc. (a)		18,352	2,501,011
Rapid7, Inc. (a)		29,342	2,802,748
SailPoint Technologies Holding, Inc. (a)		51,563	3,291,266
ServiceNow, Inc. (a)		106,066	50,710,155
Telos Corp. (a)		23,978	186,789
Tenable Holdings, Inc. (a)		41,601	2,297,623
Teradata Corp. (a)		59,903	2,476,989
Varonis Systems, Inc. (a)		59,015	2,549,448
VMware, Inc. Class A		112,642	12,169,842
Xperi Holding Corp.		64,311	1,003,252
Zscaler, Inc. (a)		45,141	9,151,886
Zuora, Inc. Class A (a)		71,214	866,674
			1,296,479,440
TOTAL SOFTWARE	1,926,951,101
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 23.9%
Technology Hardware, Storage & Peripherals – 23.9%
3D Systems Corp. (a)		77,067	873,940
Apple, Inc.		8,305,777	1,309,405,744
Avid Technology, Inc. (a)		20,519	650,657
Corsair Gaming, Inc. (a)		22,370	338,458

Quarterly Report	5

Common Stocks – continued
		Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – continued
Technology Hardware, Storage & Peripherals – continued
DELL Technologies, Inc. Class C		157,068	$ 7,383,767
Diebold Nixdorf, Inc. (a)		63,648	260,957
Eastman Kodak Co. (a)		37,826	195,560
Hewlett Packard Enterprise Co.		699,500	10,779,295
HP, Inc.		638,013	23,370,416
NetApp, Inc.		119,743	8,771,175
Pure Storage, Inc. Class A (a)		146,862	4,303,057
Seagate Technology Holdings PLC		109,068	8,947,939
Super Micro Computer, Inc. (a)		23,781	1,001,180
Western Digital Corp. (a)		168,272	8,930,195
Xerox Holdings Corp.		87,557	1,523,492
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS	1,386,735,832
TOTAL COMMON STOCKS (Cost $3,726,250,552)			5,787,782,264
Money Market Fund – 0.1%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $8,224,000)		8,224,000	$ 8,224,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $3,734,474,552)	5,796,006,264
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	3,683,895
NET ASSETS – 100.0%	$5,799,690,159

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $758,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	June 2022	$ 744,520	$ (59,572)	$ (59,572)
CME E-mini S&P Information Technology Select Sector Index Contracts (United States)	71	June 2022	10,104,720	(646,045)	(646,045)
Total Equity Index Contracts					$ (705,617)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise,
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Schedule of Investments (Unaudited)–continued
comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	7

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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8	Quarterly Report